ADMINISTRATION EXPENSES	12 Months Ended
Dec. 31, 2017
Administration Expenses
ADMINISTRATION EXPENSES

NOTE 29 ADMINISTRATION EXPENSES

Administration expenses for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
	MCh$	MCh$	MCh$
Maintenance and repair of fixed assets	(34,754)	(23,226)	(5,209)
Office rental	(36,482)	(26,308)	(6,987)
Equipment rentals	(2,890)	(2,649)	(461)
Inssurance premiums	(22,624)	(14,953)	(1,373)
Office supplies	(2,228)	(2,004)	(663)
IT and communications expense	(41,872)	(25,860)	(14,354)
Lighting, heating and other services	(5,022)	(4,240)	(935)
Security Service and transportation of securities	(4,691)	(3,469)	(916)
Public relations expense and staff travel expenses	(3,347)	(2,427)	(973)
Legal and Notary Costs	(9,546)	(7,232)	(1,899)
Technical report fees	(11,274)	(7,096)	(1,167)
Professional services fees	(2,358)	(2,535)	(434)
Securities classification fees	(1,613)	(888)	(561)
Fines	(75)	(728)	(8)
Comprehensive management ATMs	(5,837)	(5,855)	—
Management of outsourced temp services	(812)	(201)	—
Postage and mailing expenses	(523)	(2,864)	—
Internal events	(666)	(237)	—
Miscellaneous contributions	(62)	(732)	—
Credit card management	(1,253)	(2,609)	—
Other administration expenses	(29,201)	(28,181)	(17,883)
Subtotal	(217,130)	(164,294)	(53,823)
Subcontracted services
Data processing	(14,733)	(14,369)	(3,153)
Sales	(832)	(435)	—
Others	(9,159)	(8,805)	(2,179)
Subtotal	(24,724)	(23,609)	(5,332)
Board of Directors Expenses
Remunerations	(1,394)	(1,056)	(72)
Subtotal	(1,394)	(1,056)	(72)

Marketing and advertising	(16,268)	(8,322)	(2,586)

Real estate taxes, contributions and levies
Real estate taxes	(671)	(443)	(228)
Patents	(1,430)	(1,665)	(805)
Other taxes (*)	(36,031)	(29,591)	(1,720)
Contributions to SBIF	(7,974)	(6,224)	(2,265)
Subtotal	(46,106)	(37,923)	(5,018)
Total	(305,622)	(235,204)	(66,831)

(*) This amount corresponds primarily to taxes other than income taxes that affect Banco Itaú Corpbanca Colombia and its subsidiaries (Colombian segment). They are taxes on local financial transactions, ongoing performance of commercial activities or services, non-discountable value added tax and equity tax, among others.